FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Short-term investments	$ 44,395	$ 96,638
Liabilities:
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Convertible promissory notes
Bank deposits
Assets:
Short-term investments	$ 44,395	25,354
Agency bonds
Assets:
Short-term investments		35,985
Treasury bills
Assets:
Short-term investments		5,964
Fair Value, Recurring | Level 1
Assets:
Cash and cash equivalents	710	25,199
Short-term investments	0	0
Assets	710	25,199
Liabilities:
Derivative liabilities at fair value	0
Warrants liability	0
Liabilities	0
Fair Value, Recurring | Level 1 | Bank deposits
Assets:
Short-term investments	0	0
Fair Value, Recurring | Level 1 | Agency bonds
Assets:
Short-term investments		0
Fair Value, Recurring | Level 1 | Municipal bonds
Assets:
Short-term investments		0
Fair Value, Recurring | Level 1 | Commercial paper
Assets:
Short-term investments		0
Fair Value, Recurring | Level 1 | Treasury bills
Assets:
Short-term investments		0
Fair Value, Recurring | Level 1 | Money market fund
Assets:
Cash and cash equivalents	710	25,199
Fair Value, Recurring | Level 2
Assets:
Cash and cash equivalents	0	0
Short-term investments	44,395	96,638
Assets	44,395	96,638
Liabilities:
Derivative liabilities at fair value	0
Warrants liability	0
Liabilities	0
Fair Value, Recurring | Level 2 | Bank deposits
Assets:
Short-term investments	44,395	25,354
Fair Value, Recurring | Level 2 | Agency bonds
Assets:
Short-term investments		35,985
Fair Value, Recurring | Level 2 | Municipal bonds
Assets:
Short-term investments		508
Fair Value, Recurring | Level 2 | Commercial paper
Assets:
Short-term investments		28,827
Fair Value, Recurring | Level 2 | Treasury bills
Assets:
Short-term investments		5,964
Fair Value, Recurring | Level 2 | Money market fund
Assets:
Cash and cash equivalents	0	0
Fair Value, Recurring | Level 3
Assets:
Cash and cash equivalents	0	0
Short-term investments	0	0
Assets	0	0
Liabilities:
Derivative liabilities at fair value	4,126
Warrants liability	3,400
Liabilities	7,526
Fair Value, Recurring | Level 3 | Bank deposits
Assets:
Short-term investments	0	0
Fair Value, Recurring | Level 3 | Agency bonds
Assets:
Short-term investments		0
Fair Value, Recurring | Level 3 | Municipal bonds
Assets:
Short-term investments		0
Fair Value, Recurring | Level 3 | Commercial paper
Assets:
Short-term investments		0
Fair Value, Recurring | Level 3 | Treasury bills
Assets:
Short-term investments		0
Fair Value, Recurring | Level 3 | Money market fund
Assets:
Cash and cash equivalents	$ 0	$ 0